Capital Surplus - Details of Capital Surplus (Detail) $ in Thousands, $ in Thousands			12 Months Ended
	Aug. 06, 2019 TWD ($)	Mar. 07, 2019 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Statement [LineItems]
Beginning balance			$ 6,050,787
Share-based payments						$ 822
Cancellation of treasury stock	$ 962,503	$ 962,503
Changes in associates accounted for using equity method			4,834
Ending balance			6,055,621	$ 218,299	$ 6,050,787
Capital surplus [member]
Statement [LineItems]
Beginning balance			6,050,787		6,050,787	6,263,553
Share-based payments						(412)
Cancellation of treasury stock						(212,354)
Changes in associates accounted for using equity method			4,834
Ending balance			6,055,621		6,050,787	6,050,787
Capital surplus [member] | Share premium [member]
Statement [LineItems]
Beginning balance			6,043,483		5,674,242	5,873,743
Cancellation of treasury stock						(199,501)
Reclassifications					369,241
Ending balance			6,043,483		6,043,483	5,674,242
Capital surplus [member] | Employee restricted shares [member]
Statement [LineItems]
Beginning balance					369,241	382,506
Share-based payments						(412)
Cancellation of treasury stock						(12,853)
Reclassifications					(369,241)
Ending balance						369,241
Capital surplus [member] | Others [member]
Statement [LineItems]
Beginning balance			7,304		7,304	7,304
Changes in associates accounted for using equity method			4,834
Ending balance			$ 12,138		$ 7,304	$ 7,304